ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Nov. 24, 2017
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)		990,000,000	990,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares issued (in shares)		29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)		28,200,755	28,035,934
Number of share repurchased				1,627,455
Total consideration	$ 12,000
Re-issuance of repurchased shares for settlement of restricted shares vested		614,409	449,588
Minimum
ORDINARY SHARES
Price per share	$ 6.50
Maximum
ORDINARY SHARES
Price per share	$ 8.00
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares issued (in shares)		22,264,660
Ordinary shares, shares outstanding (in shares)		21,251,614
Class B Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares issued (in shares)		6,949,141
Ordinary shares, shares outstanding (in shares)		6,949,141
ADR
ORDINARY SHARES
Share repurchase program, authorized amount	$ 12,000				$ 50,000